Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 20 – Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2026 up through the date of issuance of these unaudited condensed consolidated financial statements and concluded that no subsequent events that have occurred would require disclosure in the notes to these unaudited condensed consolidated financial statements.